TAXES ON INCOME (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Profit (loss) before taxes on income:
Loss before income taxes	$ (2,608)	$ (5,196)	$ (15,581)	$ (25,083)
InspireMD, Inc. [Member]
Profit (loss) before taxes on income:
Loss before income taxes			(6,131)	(11,671)
SubsidiariesMember
Profit (loss) before taxes on income:
Loss before income taxes			$ (9,450)	$ (13,412)